INCOME TAX - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Statutory Dutch income tax rate reconciled to the company's effective income tax rate
Expected expense/(income) at Dutch statutory income tax rate of 25.8% for 2022 (25% for 2021 and 2020)	₽ 18,150	$ 258.0	₽ (1,806)	₽ 9,136
Effect of:
Tax on inter-company dividends	2,171	30.9	(617)	936
Non-deductible share-based compensation	6,201	88.2	5,207	3,932
Other expenses not deductible for tax purposes	1,405	20.0	2,015	1,977
Accrual of unrecognized tax benefit	3,154	44.8	949	121
Equity method loss of Yandex Market				618
Effect of consolidation of Yandex Market				(4,807)
Effect of the revaluation of investment in Clickhouse			(871)
Effect of the contribution to a non-for-profit organization			374
Effect of the disposal of intercompany investments			(1,462)
Non-taxable effect of the News and Zen deconsolidation	(9,817)	(139.6)
Effect of change in tax rate	5,186	73.7	(269)	111
Difference in foreign tax rates	(5,999)	(85.3)	(1,754)	(2,244)
Change in valuation allowance	2,104	29.9	5,145	3,428
Other	179	2.6	519	(15)
Income tax expense	₽ 22,734	$ 323.2	₽ 7,430	₽ 13,193